Stockholders' Deficit - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2026	Mar. 12, 2026	Feb. 26, 2026	Feb. 20, 2026	Dec. 12, 2025	Sep. 25, 2025	Aug. 15, 2025	Jan. 09, 2024	May 24, 2023	Jun. 30, 2026	Sep. 30, 2023	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 31, 2026	Aug. 20, 2025	Jul. 10, 2024
Offering price per underlying share
Common stock, shares outstanding										4,036,398		4,036,398		4,036,398			435,432	321,252	285,720
Preferred Stock, shares authorized										5,000,000		5,000,000		5,000,000			5,000,000	5,000,000	5,000,000
Preferred stock, par value										$ 0.01		$ 0.01		$ 0.01			$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares issued										0		0		0			0	0	0
Common stock, shares issued										4,036,398		4,036,398		4,036,398			435,432	321,252	285,720
Exercise Price										$ 0.44		$ 0.44		$ 0.44			$ 0.88
Common stock, shares authorized										100,000,000		100,000,000		100,000,000			500,000,000	500,000,000	500,000,000
Common stock, par value										$ 0.01		$ 0.01		$ 0.01			$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Term (years)																5 years 6 months
Sale of Stock, Consideration Received Per Transaction							$ 9,500
Deferred Offering Costs											$ 300					$ 300
Net cash proceeds											1,700
Loss on issuance of common stock											$ 200						$ 0	$ 0	$ 231
Sale of stock, authorized amount of common stock																					$ 20,000
Net proceeds from common stock shares issued at public offering																	0	$ 0	3,150
Offering expenses		$ 100										$ 7,600	$ 9						$ 262
Aggregate principal amount of initial loan advance																	$ 1,000
Pre-Funded Warrants		371,057	185,527							7,434,321		7,434,321		7,434,321			3,525,094	93,266	36,766
Outstanding debt		$ 2,000
Accrued interest			$ 1,000
Common stock exercise price		$ 0.11
Purchase price per share		$ 5.39
Proceeds from issuance initial public offering										$ 58,300				$ 60,295	$ 0
Second Quarter 2026 Equity Activity [Member]
Offering price per underlying share
Exercise Price										$ 0.01		$ 0.01		$ 0.01
Common stock, par value										$ 0.01		$ 0.01		$ 0.01
Pre-Funded Warrants										3,025,000		3,025,000		3,025,000
Common stock offered share										2,975,000		2,975,000		2,975,000
Common stock public offering price per share										$ 11		$ 11		$ 11
Offering Price Per Underlying Share										$ 10.99		$ 10.99		$ 10.99
Proceeds from issuance initial public offering														$ 58,300
Second Quarter 2026 Equity Activity [Member] | Coastlands And Domicilium [Member]
Offering price per underlying share
Common stock, shares issued																				113,636
Exercise Price	$ 0.11
Pre-Funded Warrants	113,636																			227,272
Common stock upon conversion of warrant exercise shares	227,272
Proceeds from warrant exercises	$ 100
Share-Based Payment Arrangement, Tranche Three [Member] | First Quarter 2026 Equity Activity [Member]
Offering price per underlying share
Accrued interest			$ 1,000
Pre-Funded Warrants [Member]
Offering price per underlying share
Exercise Price						$ 0.11
Common stock, par value						$ 5.39
Sale of Stock, Consideration Received Per Transaction		$ 2,000
Black-Scholes model [Member]
Offering price per underlying share
Exercise Price																			$ 5.4
Risk-Free Rate											4.70%
Issuance of 2023 Common Warrants and Placement Agent Warrants																$ 1,900
Volatility											139.00%					139.00%
Term (years)											3 years
September 2023 Purchase Agreement [Member]
Offering price per underlying share
Common stock, shares issued											27,780					27,780
Exercise Price											$ 0.011					$ 0.011
Total Gross Proceeds																$ 2,000
Sales Agreement [Member]
Offering price per underlying share
Common stock public offering price																			$ 64.57
Net proceeds from common stock shares issued at public offering																			$ 3,500
Offering expenses																			$ 300
Domicilium Securities Purchase Agreement [Member]
Offering price per underlying share
Common stock, shares issued								14,285									5,000,000
Amount allocated to Coastlands				$ 5,000
Number of common stock in warrant								42,864
Exercise Price								$ 0.11
Common stock, par value								$ 0.01
Issuance of 2023 Common Warrants and Placement Agent Warrants								$ 700
Domicilium Securities Purchase Agreement [Member] | January 2024 Pre-Funded Warrant [Member]
Offering price per underlying share
Exercise Price								$ 12.98
Domicilium Securities Purchase Agreement [Member] | Pre-Funded Warrants [Member]
Offering price per underlying share
Number of common stock in warrant								13,636
Domicilium Securities Purchase Agreement [Member] | Black-Scholes model [Member]
Offering price per underlying share
Exercise Price								$ 1.14
Coastlands Securities Purchase Agreement
Offering price per underlying share
Common stock, shares issued																	20,000,000				20,000,000
Amount allocated to Coastlands				15,000													$ 15,000
Purchased securities				9,500			$ 1,000										$ 5,000
Securities for cash consideration				20,000
Exercise Price							$ 0.11														$ 0.01
Common stock public offering price							$ 5.39
Net proceeds from common stock shares issued at public offering							$ 1,000
Purchase of pre-funded warrants																	185,528
Coastlands Securities Purchase Agreement | First Quarter 2026 Equity Activity [Member]
Offering price per underlying share
Exercise Price			$ 0.11
Pre-Funded Warrants			927,643
Outstanding debt			$ 5,000
Purchase price per share			$ 5.39
September 2023 Warrants [Member]
Offering price per underlying share
Exercise Price											56.43					$ 56.43
September 2023 Placement Agent Warrants [Member]
Offering price per underlying share
Exercise Price											$ 72.26					$ 72.26
Common stock, shares authorized											2,075					2,075
September 2023 Placement Agent Warrants [Member] | Black-Scholes model [Member]
Offering price per underlying share
Exercise Price																			$ 5.4
Risk-Free Rate											4.70%
Volatility											139.00%					139.00%
Term (years)											3 years
ATM Program [Member]
Offering price per underlying share
Sale of common stock through ATM, net of issuance costs, shares																			54,222
Initial Coastlands Closing
Offering price per underlying share
Proceeds received				$ 15,000	$ 10,000	$ 5,000
Coastlands First Tranche Closing
Offering price per underlying share
Exercise Price						$ 0.11
Common stock public offering price						$ 5.39
Net proceeds from common stock shares issued at public offering						$ 4,000
Purchase of pre-funded warrants						742,115
Loan conversion						$ 8,500
Aggregate principal amount of initial loan advance						$ 9,500
Pre-Funded Warrants						1,576,542
Conversion Price						$ 5.39
Outstanding debt						$ 1,000
Accrued interest						1,000
Unpaid interest						$ 1,000
Coastlands Second Tranche Closing
Offering price per underlying share
Exercise Price					$ 0.11
Common stock public offering price					$ 5.39
Net proceeds from common stock shares issued at public offering					$ 5,000
Purchase of pre-funded warrants					927,643
Maximum [Member]
Offering price per underlying share
Common stock, shares authorized																				100,000,000
Fair value inputs probability of outcome								95.00%
Unpaid interest			$ 100														$ 100
Maximum [Member] | September 2023 Purchase Agreement [Member]
Offering price per underlying share
Number of common stock in warrant											6,818					6,818
Maximum [Member] | Sales Agreement [Member]
Offering price per underlying share
Sale of stock, authorized amount of common stock									$ 50,000
Aggregate offering price									$ 6,500
Percentage of sales agents commission									3.00%
Maximum [Member] | Domicilium Securities Purchase Agreement [Member] | Black-Scholes model [Member]
Offering price per underlying share
Risk-Free Rate								4.20%
Volatility								152.00%
Term (years)								5 years 3 days
Maximum [Member] | September 2023 Warrants [Member]
Offering price per underlying share
Number of common stock in warrant											34,599					34,599
Minimum [Member]
Offering price per underlying share
Common stock, shares authorized																				500,000,000
Fair value inputs probability of outcome								5.00%
Minimum [Member] | Domicilium Securities Purchase Agreement [Member] | Black-Scholes model [Member]
Offering price per underlying share
Risk-Free Rate								4.00%
Volatility								134.00%
Term (years)								2 years 8 months 23 days
Domicilium [Member]
Offering price per underlying share
Percentage ownership										19.99%		19.99%		19.99%
Domicilium [Member] | Second Quarter 2026 Equity Activity [Member]
Offering price per underlying share
Percentage ownership	19.99%
Exercise Price										$ 0.11		$ 0.11		$ 0.11
Pre-Funded Warrants										600,000		600,000		600,000
Proceeds from warrant exercises														$ 100
Domicilium [Member] | Domicilium Securities Purchase Agreement [Member]
Offering price per underlying share
Percentage ownership								9.90%
Domicilium [Member] | Domicilium Securities Purchase Agreement [Member] | January 2024 Pre-Funded Warrant [Member]
Offering price per underlying share
Percentage ownership								4.90%
Hercules Term Loan Agreement
Offering price per underlying share
Aggregate principal amount of initial loan advance																						$ 3,200
Hercules Term Loan Agreement | Share-Based Payment Arrangement, Tranche Three [Member]
Offering price per underlying share
Short Term Debt, Outstanding Amount			$ 1,000
Hercules Term Loan Agreement | Share-Based Payment Arrangement, Tranche Three [Member] | First Quarter 2026 Equity Activity [Member]
Offering price per underlying share
Exercise Price			$ 0.11
Pre-Funded Warrants			185,527
Conversion Price			$ 5.39
Hercules Term Loan Agreement | Maximum [Member]
Offering price per underlying share
Unpaid interest																	$ 100